Unit-Based Compensation Plans Unit-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule Of ETP Awards Granted To Employees And Non-Employee Directos

	Number of ETP Units	Weighted Average Grant-Date Fair Value Per ETP Unit
Unvested awards as of December 31, 2011	2,563,709	$46.37
Awards granted	289,930	43.93
Awards vested	(647,498)	44.58
Awards forfeited	(346,982)	44.58
Unvested awards as of December 31, 2012	1,859,159	46.95